Debt - Summary of Outstanding Long-Term Debt (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Debt Instrument [Line Items]
Debt instrument principal amount	$ 7,400,000,000	$ 6,650,000,000
Debt instrument interest rate effective percentage	0.00%	0.00%
Liabilities arising from capital lease transactions	$ 27,000,000	$ 29,000,000
Unamortized discounts, premiums and debt issuance costs	(31,000,000)	(28,000,000)
Fair value of embedded cash conversion option	(42,000,000)	(86,000,000)
Total debt, including unamortized discounts, premiums, debt issuance costs [and fair value adjustments]	7,354,000,000	6,565,000,000
Long-term debt
Total debt, including unamortized discounts, premiums, debt issuance costs [and fair value adjustments]	7,354,000,000	6,565,000,000
Current portion of long-term debt	(1,107,000,000)	(751,000,000)
Long-term debt	$ 6,247,000,000	5,814,000,000
Fixed-Rate 3.75% Senior Unsecured Notes Maturing in June 2018 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2018-06
Debt instrument principal amount	$ 0	$ 750,000,000
Debt instrument interest rate effective percentage	3.75%	3.75%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2020-06
Debt instrument principal amount	$ 600,000,000	$ 600,000,000
Debt instrument interest rate effective percentage	4.125%	4.125%
Fixed-Rate 4.125% Senior Unsecured Notes Maturing in June 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2021-06
Debt instrument principal amount	$ 1,350,000,000	$ 1,350,000,000
Debt instrument interest rate effective percentage	4.125%	4.125%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2022-06
Debt instrument principal amount	$ 400,000,000	$ 400,000,000
Debt instrument interest rate effective percentage	4.625%	4.625%
Fixed-Rate 3.875% Senior Unsecured Notes Maturing in September 2022 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2022-09
Debt instrument principal amount	$ 1,000,000,000	$ 1,000,000,000
Debt instrument interest rate effective percentage	3.875%	3.875%
Fixed-Rate 5.75% Senior Unsecured Notes Maturing in March 2023 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2023-03
Debt instrument principal amount	$ 0	$ 500,000,000
Debt instrument interest rate effective percentage	5.75%	5.75%
Fixed-Rate 4.625% Senior Unsecured Notes Maturing in June 2023 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2023-06
Debt instrument principal amount	$ 900,000,000	$ 900,000,000
Debt instrument interest rate effective percentage	4.625%	4.625%
Fixed-Rate 4.875% Senior Unsecured Notes Maturing in March 2024 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2024-03
Debt instrument principal amount	$ 1,000,000,000	$ 0
Debt instrument interest rate effective percentage	4.875%	0.00%
Fixed-Rate 5.35% Senior Unsecured Notes Maturing in March 2026 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2026-03
Debt instrument principal amount	$ 500,000,000	$ 0
Debt instrument interest rate effective percentage	5.35%	0.00%
Fixed-Rate 5.55% Senior Unsecured Notes Maturing in December 2028 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2028-12
Debt instrument principal amount	$ 500,000,000	$ 0
Debt instrument interest rate effective percentage	5.55%	0.00%
Fixed-Rate 1% Cash Convertible Notes Maturing in December 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2019-12
Debt instrument principal amount	$ 1,150,000,000	$ 1,150,000,000
Debt instrument interest rate effective percentage	1.00%	1.00%
Floating-Rate Revolving Credit Facility Maturing in December 2020 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	2020-12
Debt instrument principal amount	$ 0	$ 0
Debt instrument interest rate effective percentage	0.00%	0.00%